Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue
The following tables present our revenues for the three months ended March 31, 2019 and 2018, disaggregated by major source (in thousands):

	Three Months Ended March 31, 2019
	Diagnostic Services	Diagnostic Imaging	Mobile Healthcare	Total
Major Goods/Service Lines
Mobile Imaging and Cardiac Monitoring	$11,585	$—	$7,494	$19,079
Camera	—	804	—	804
Camera Support	—	1,719	—	1,719
Revenue from Contracts with Customers	11,585	2,523	7,494	21,602
Lease Income	141	—	2,169	2,310
Total Revenues	$11,726	$2,523	$9,663	$23,912

Timing of Revenue Recognition
Services and goods transferred over time	$11,726	$1,551	$9,525	$22,802
Services and goods transferred at a point in time	—	972	138	1,110
Total Revenues	$11,726	$2,523	$9,663	$23,912

	Three Months Ended March 31, 2018
	Diagnostic Services	Diagnostic Imaging	Mobile Healthcare	Total
Major Goods/Service Lines
Mobile Imaging and Cardiac Monitoring	$11,898	$—	$8,079	$19,977
Camera	—	1,070	—	1,070
Camera Support	—	1,744	—	1,744
Revenue from Contracts with Customers	11,898	2,814	8,079	22,791
Lease Income	127	28	2,519	2,674
Total Revenues	$12,025	$2,842	$10,598	$25,465

Timing of Revenue Recognition
Services and goods transferred over time	$10,964	$1,720	$10,491	$23,175
Services and goods transferred at a point in time	1,061	1,122	107	2,290
Total Revenues	$12,025	$2,842	$10,598	$25,465

The following table presents our revenues disaggregated by major source (in thousands):

	Year Ended December 31, 2018
	Diagnostic Services	Diagnostic Imaging	Mobile Healthcare	Total
Major Goods/Service Lines
Mobile Imaging and Cardiac Monitoring	$48,694	$—	$32,865	$81,559
Camera Sales	—	4,914	—	4,914
Camera Support	—	6,951	—	6,951
Revenue from Contracts with Customers	48,694	11,865	32,865	93,424
Lease Income	562	118	10,076	10,756
Total Revenues	$49,256	$11,983	$42,941	$104,180

Timing of Revenue Recognition
Services and goods transferred over time	$45,862	$6,555	$42,477	$94,894
Services and goods transferred at a point in time	3,394	5,428	464	9,286
Total Revenues	$49,256	$11,983	$42,941	$104,180

Schedule of changes in deferred revenues
Changes in the deferred revenues for three months ended March 31, 2019, is as follows (in thousands):

Balance at December 31, 2018	$1,713
Revenue recognized that was included in balance at beginning of the year	(541)
Deferred revenue, net, related to contracts entered into during the year	262
Balance at March 31, 2019	$1,434

Changes in the deferred revenues for the year ended December 31, 2018, is as follows (in thousands):

Balance at December 31, 2017	$2,375
Revenue recognized that was included in balance at beginning of the year	(1,380)
Deferred revenue, net, related to contracts entered into during the year	718
Balance at December 31, 2018	$1,713